Loans and Allowance for Loan Losses (Details 6) (USD $) In Thousands, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for loan losses
Beginning balance				$ 24,525				$ 22,177					$ 24,525	$ 22,177
Provision	2,655	2,407	2,210	2,256	1,629	2,462	2,618	1,969	4,666	1,989	6,073	2,106	9,528	8,678	14,834
Charge-offs													(9,158)	(6,762)
Recoveries													602	432
Ending balance	25,497				24,525				22,177				25,497	24,525	22,177
Ending balance individually evaluated for impairment	6,861				9,028								6,861	9,028
Ending balance collectively evaluated for impairment	18,636				15,497								18,636	15,497
Ending balance loans acquired with deteriorated credit quality
Loans:
Ending balance	1,170,520				1,125,289								1,170,520	1,125,289
Ending balance individually evaluated for impairment	40,986				58,502								40,986	58,502
Ending balance collectively evaluated for impairment	1,129,534				1,066,787								1,129,534	1,066,787
Ending balance loans acquired with deteriorated credit quality
Residential 1-4 Family [Member]
Allowance for loan losses
Beginning balance				5,414				5,140					5,414	5,140
Provision													1,557	2,311
Charge-offs													(1,331)	(2,108)
Recoveries													59	71
Ending balance	5,699				5,414								5,699	5,414
Ending balance individually evaluated for impairment	1,318				1,053								1,318	1,053
Ending balance collectively evaluated for impairment	4,381				4,361								4,381	4,361
Ending balance loans acquired with deteriorated credit quality
Loans:
Ending balance	341,977				344,029								341,977	344,029
Ending balance individually evaluated for impairment	9,368				11,573								9,368	11,573
Ending balance collectively evaluated for impairment	332,609				332,456								332,609	332,456
Ending balance loans acquired with deteriorated credit quality
Multifamily [Member]
Allowance for loan losses
Beginning balance				54				46					54	46
Provision													35	8
Ending balance	89				54								89	54
Ending balance collectively evaluated for impairment	89				54								89	54
Ending balance loans acquired with deteriorated credit quality
Loans:
Ending balance	16,140				9,791								16,140	9,791
Ending balance individually evaluated for impairment					412									412
Ending balance collectively evaluated for impairment	16,140				9,379								16,140	9,379
Ending balance loans acquired with deteriorated credit quality
Commercial Real Estate [Member]
Allowance for loan losses
Beginning balance				8,242				7,285					8,242	7,285
Provision													5,021	2,228
Charge-offs													(4,057)	(1,283)
Recoveries													99	12
Ending balance	9,305				8,242								9,305	8,242
Ending balance individually evaluated for impairment	2,319				3,744								2,319	3,744
Ending balance collectively evaluated for impairment	6,986				4,498								6,986	4,498
Ending balance loans acquired with deteriorated credit quality
Loans:
Ending balance	469,757				422,531								469,757	422,531
Ending balance individually evaluated for impairment	16,943				23,682								16,943	23,682
Ending balance collectively evaluated for impairment	452,814				398,849								452,814	398,849
Ending balance loans acquired with deteriorated credit quality
Construction [Member]
Allowance for loan losses
Beginning balance				6,223				5,558					6,223	5,558
Provision													3,020	2,279
Charge-offs													(2,226)	(1,681)
Recoveries													174	67
Ending balance	7,191				6,223								7,191	6,223
Ending balance individually evaluated for impairment	2,014				2,228								2,014	2,228
Ending balance collectively evaluated for impairment	5,177				3,995								5,177	3,995
Ending balance loans acquired with deteriorated credit quality
Loans:
Ending balance	190,356				166,460								190,356	166,460
Ending balance individually evaluated for impairment	10,915				16,633								10,915	16,633
Ending balance collectively evaluated for impairment	179,441				149,827								179,441	149,827
Ending balance loans acquired with deteriorated credit quality
Farmland [Member]
Allowance for loan losses
Beginning balance				1,829				988					1,829	988
Provision													284	1,137
Charge-offs													(462)	(296)
Recoveries													7
Ending balance	1,658				1,829								1,658	1,829
Ending balance individually evaluated for impairment	1,160				1,193								1,160	1,193
Ending balance collectively evaluated for impairment	498				636								498	636
Ending balance loans acquired with deteriorated credit quality
Loans:
Ending balance	26,319				35,691								26,319	35,691
Ending balance individually evaluated for impairment	2,826				4,261								2,826	4,261
Ending balance collectively evaluated for impairment	23,493				31,430								23,493	31,430
Ending balance loans acquired with deteriorated credit quality
Second mortgages [Member]
Allowance for loan losses
Beginning balance				326				276					326	276
Provision													62	311
Charge-offs													(120)	(268)
Recoveries													4	7
Ending balance	272				326								272	326
Ending balance individually evaluated for impairment	47				41								47	41
Ending balance collectively evaluated for impairment	225				285								225	285
Ending balance loans acquired with deteriorated credit quality
Loans:
Ending balance	12,477				14,711								12,477	14,711
Ending balance individually evaluated for impairment	762				922								762	922
Ending balance collectively evaluated for impairment	11,715				13,789								11,715	13,789
Ending balance loans acquired with deteriorated credit quality
Equity lines of Credit [Member]
Allowance for loan losses
Beginning balance				653				767					653	767
Provision													(65)	18
Charge-offs													(96)	(148)
Recoveries														16
Ending balance	492				653								492	653
Ending balance individually evaluated for impairment	3				15								3	15
Ending balance collectively evaluated for impairment	489				638								489	638
Ending balance loans acquired with deteriorated credit quality
Loans:
Ending balance	36,260				39,307								36,260	39,307
Ending balance individually evaluated for impairment	172				170								172	170
Ending balance collectively evaluated for impairment	36,088				39,137								36,088	39,137
Ending balance loans acquired with deteriorated credit quality
Commercial [Member]
Allowance for loan losses
Beginning balance				1,309				1,163					1,309	1,163
Provision													(544)	640
Charge-offs													(454)	(516)
Recoveries													71	22
Ending balance	382				1,309								382	1,309
Ending balance individually evaluated for impairment					754									754
Ending balance collectively evaluated for impairment	382				555								382	555
Ending balance loans acquired with deteriorated credit quality
Loans:
Ending balance	30,545				38,736								30,545	38,736
Ending balance individually evaluated for impairment					849									849
Ending balance collectively evaluated for impairment	30,545				37,887								30,545	37,887
Ending balance loans acquired with deteriorated credit quality
Agricultural [Member]
Allowance for loan losses
Beginning balance				19				67					19	67
Provision													(4)	(47)
Charge-offs														(1)
Ending balance	15				19								15	19
Ending balance collectively evaluated for impairment	15				19								15	19
Ending balance loans acquired with deteriorated credit quality
Loans:
Ending balance	2,238				2,556								2,238	2,556
Ending balance collectively evaluated for impairment	2,238				2,556								2,238	2,556
Ending balance loans acquired with deteriorated credit quality
Installment and Other [Member]
Allowance for loan losses
Beginning balance				456				887					456	887
Provision													162	(207)
Charge-offs													(412)	(461)
Recoveries													188	237
Ending balance	394				456								394	456
Ending balance collectively evaluated for impairment	394				456								394	456
Ending balance loans acquired with deteriorated credit quality
Loans:
Ending balance	44,451				51,477								44,451	51,477
Ending balance collectively evaluated for impairment	44,451				51,477								44,451	51,477
Ending balance loans acquired with deteriorated credit quality